Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of income tax in consolidated statements of operations

	2022		2021			2020
Current year income tax expense	US$	(15,456)	US$	(17,903)		US$	(3,978)
Deferred income tax (expense) benefit		67,595		(12,670)	(1)		65,709	(2)
Total income tax benefit (expense)	US$	52,139	US$	(30,573)		US$	61,731

(1)    Includes translation effect by US$ (118)

Schedule of income tax in consolidated statements of OCI

	2022		2021		2020
Deferred income tax related to items recognized in OCI during the year
Net (loss) gain cash flow hedges	US$	(80)	US$	(274)	US$	2,347
Remeasurement (loss) gain of employee benefits		(79)		138		39
Deferred income tax recognized in OCI	US$	(159)	US$	(136)	US$	2,386

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2022	%	2021	%	2020	%
Statutory income tax rate	(39,709)	30.00%	41,108	30.00%	(76,036)	30.00%
Amendment tax return effects and other tax adjustments	1,242	(0.94)%	(29)	(0.02)%	(3,563)	1.41%
Inflation on furniture, intangible and equipment	(309)	0.23%	(2,323)	(1.70)%	(873)	0.34%
Inflation of tax losses	(4,335)	3.28%	(1,971)	(1.44)%	(676)	0.27%
Foreign countries difference with Mexican statutory rate	(9)	0.00%	124	0.10%	175	(0.07)%
Annual inflation adjustment	(11,200)	8.46%	(7,971)	(5.82)%	2,591	(1.02)%
Recorded deferred taxes on tax losses	7	0.00%	(434)	(0.32)%	3,733	(1.47)%
Non-deductible expenses	7,695	(5.81)%	2,069	1.51%	12,918	(5.10)%
Difference in Foreign Exchange income (loss) for tax purposes	(5,521)	4.17%	—	—	—	—
	(52,139)	39.39%	30,573	22.31%	(61,731)	24.36%

Schedule of consolidated deferred taxes

	2022				2021
	Consolidated		Consolidated		Consolidated		Consolidated
	statement of		statement of		statement of		statement of
	financial position		operations		financial position		operations

Deferred income tax assets:
Lease liability	US$	755,855	US$	122,856	US$	633,033	US$	(7,745)
Unearned transportation revenue		58,010		48,176		9,885		(53,134)
Aircraft and engine lease return obligation		77,007		23,951		53,056		15,448
Tax losses available for offsetting against future taxable income		38,387		33,122		4,865		(24,499)
Intangible		29,687		(364)		30,052		10,430
Allowance for doubtful accounts		4,854		(1,510)		6,356		3,599
Employee benefits		2,486		2,104		294		(391)
Employee profit sharing		134		(3,672)		3,805		4,076
Non derivative financial instruments		—		—		—		24,360
		966,420		224,663		741,346		(27,856)
Deferred income tax liabilities:
Right of use asset		571,521		106,233		465,382		(57,188)
Supplemental rent		55,479		(7,872)		63,351		(29,592)
Rotable spare parts, furniture and equipment, net		120,561		54,960		65,618		29,015
Provisions		7,345		4,200		2,430		12,789
Inventories		4,594		338		4,256		215
Other prepayments		376		(1,034)		1,431		675
Derivative Financial instruments		33		—		113		—
Prepaid expenses and other assets		8,963		243		8,684		29,017
		768,872		157,068		611,265		(15,069)
	US$	197,548	US$	67,595	US$	130,081	US$	(12,787)

Schedule of components of deferred taxes in the consolidated statement of financial position

	2022		2021

Deferred tax assets	US$	208,010	US$	141,272
Deferred tax liabilities		(10,462)		(11,191)
Deferred tax assets, net	US$	197,548	US$	130,081

Schedule of reconciliation of deferred tax liability, net

	2022		2021
Opening balance as of January 1,	US$	130,081	US$	146,816
Deferred income tax benefit (expense) during the current year recorded on profits*		67,595		(12,787)
Deferred income tax expense during the current year recorded in accumulated other comprehensive loss		(159)		(136)
Conversion effects		31		(3,812)
Closing balance as of December 31,	US$	197,548	US$	130,081

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2022 is as follows:

Year	Historical		Inflation adjusted				Total remaining		Year of
of loss	Loss		tax loss		Utilized		amount		expiration
2019	US$	239	US$	304	US$	166	US$	138	2029
2020		5,461		5,461		2,126		3,335	2023
2020		2,745		3,427		103		3,324	2030
2021		6,457		6,404		—		6,404	2024
2021		550		651		—		651	2031
2022		110,922		114,105		—		114,105	2032
	US$	126,374	US$	130,352	US$	2,395	US$	127,957

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries as of December 31, 2022 is as follows:

	Historical		Inflation adjusted				Total
	loss		tax loss		Utilized		remaining amount
Concesionaria	US$	110,685	US$	113,861	US$	—	US$	113,861
Vuela Aviación		13,476		13,423		3,684		9,739
Comercializadora		2,628		3,256		166		3,090
Viajes Vuela		1,143		1,370		103		1,267
	US$	127,932	US$	131,910	US$	3,953	US$	127,957
Unrecognized NOLs								—
							US$	127,957
Tax rate								30%
Deferred income tax							US$	38,387

Schedule of tax balances

	2022
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	US$	489,080
CUFIN*		226,885
* The calculation comprises all the subsidiaries of the Company.